DBX ETF Trust

SCHEDULE OF INVESTMENTS

Xtrackers Harvest CSI 300 China A-Shares ETF

February 28, 2023 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 99.9%
Communication Services - 1.3%
37 Interactive Entertainment Network Technology Group Co. Ltd., Class A	1,376,704	$4,352,063
China United Network Communications Ltd., Class A	19,476,881	14,797,144
Focus Media Information Technology Co. Ltd., Class A	9,967,853	9,380,024
Mango Excellent Media Co. Ltd., Class A	740,789	3,572,918
Zhejiang Century Huatong Group Co. Ltd., Class A*	5,706,513	3,612,835

(Cost $31,430,104)		35,714,984

Consumer Discretionary - 7.9%
Beijing Roborock Technology Co. Ltd., Class A	52,914	2,740,243
BYD Co. Ltd., Class A	888,895	33,356,665
Changzhou Xingyu Automotive Lighting Systems Co. Ltd., Class A	143,624	3,120,532
China Tourism Group Duty Free Corp. Ltd., Class A	956,577	27,194,902
Chongqing Changan Automobile Co. Ltd., Class A	4,866,984	9,398,034
Ecovacs Robotics Co. Ltd., Class A	216,992	2,822,830
FAW Jiefang Group Co. Ltd., Class A	1,016,987	1,248,214
Fuyao Glass Industry Group Co. Ltd., Class A	1,640,544	8,750,543
Great Wall Motor Co. Ltd., Class A	1,225,777	6,083,160
Gree Electric Appliances, Inc. of Zhuhai, Class A	4,477,019	22,881,604
Guangzhou Automobile Group Co. Ltd., Class A	2,232,882	3,685,138
Haier Smart Home Co. Ltd., Class A	3,919,208	14,836,920
Huali Industrial Group Co. Ltd., Class A	149,057	1,234,733
Huayu Automotive Systems Co. Ltd., Class A	1,588,754	4,320,590
Huizhou Desay Sv Automotive Co. Ltd., Class A	275,534	4,522,423
Midea Group Co. Ltd., Class A	4,804,521	36,266,275
Ningbo Tuopu Group Co. Ltd., Class A	438,630	4,228,611
Oppein Home Group, Inc., Class A	186,228	3,794,309
SAIC Motor Corp. Ltd., Class A	4,780,901	10,339,351
Shandong Linglong Tyre Co. Ltd., Class A	580,891	1,883,131
Shenzhen Overseas Chinese Town Co. Ltd., Class A	3,917,557	2,993,191
TCL Technology Group Corp., Class A	13,139,143	8,394,108
Zhejiang Supor Co. Ltd., Class A	206,437	1,691,037

(Cost $181,658,074)		215,786,544

Consumer Staples - 14.5%
Anhui Gujing Distillery Co. Ltd., Class A	161,899	6,378,726
Chongqing Brewery Co. Ltd., Class A	231,727	4,582,958
Eastroc Beverage Group Co. Ltd., Class A	42,800	1,262,289
Foshan Haitian Flavouring & Food Co. Ltd., Class A	1,372,978	16,235,075
Guangdong Haid Group Co. Ltd., Class A	851,441	7,781,971
Henan Shuanghui Investment & Development Co. Ltd., Class A	1,129,527	4,303,672
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	6,277,357	27,512,579
Jiangsu King’s Luck Brewery JSC Ltd., Class A	608,582	5,613,086
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A	586,780	14,354,046
Kweichow Moutai Co. Ltd., Class A	611,205	159,509,479
Luzhou Laojiao Co. Ltd., Class A	714,529	25,703,037
Muyuan Foods Co. Ltd., Class A	2,609,977	18,604,468
New Hope Liuhe Co. Ltd., Class A*	2,235,727	4,246,364
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	478,632	19,465,936
Tsingtao Brewery Co. Ltd., Class A	346,882	5,564,207
Wens Foodstuffs Group Co. Ltd., Class A	5,137,854	14,630,262
Wuliangye Yibin Co. Ltd., Class A	1,884,478	55,429,253
Yihai Kerry Arawana Holdings Co. Ltd., Class A	617,493	4,087,981
Yunnan Botanee Bio-Technology Group Co. Ltd., Class A	125,974	2,510,471

(Cost $272,378,979)		397,775,860

Energy - 1.8%
China Coal Energy Co. Ltd., Class A	1,710,798	2,158,852
China Oilfield Services Ltd., Class A	590,651	1,346,204
China Petroleum & Chemical Corp., Class A	13,420,598	8,998,754
China Shenhua Energy Co. Ltd., Class A	3,315,545	13,357,879
PetroChina Co. Ltd., Class A	9,690,541	7,292,464
Shaanxi Coal Industry Co. Ltd., Class A	3,850,816	11,081,724
Yankuang Energy Group Co. Ltd., Class A	886,314	4,552,819

(Cost $41,160,115)		48,788,696

Financials - 20.6%
Agricultural Bank of China Ltd., Class A	32,729,500	13,798,490
Bank of Beijing Co. Ltd., Class A	15,453,443	9,628,037
Bank of Chengdu Co. Ltd., Class A	2,241,956	4,635,626
Bank of China Ltd., Class A	22,042,900	10,244,619
Bank of Communications Co. Ltd., Class A	27,849,650	19,635,429
Bank of Hangzhou Co. Ltd., Class A	2,968,933	5,181,861
Bank of Jiangsu Co. Ltd., Class A	11,987,065	12,401,275
Bank of Nanjing Co. Ltd., Class A	5,361,253	7,644,772
Bank of Ningbo Co. Ltd., Class A	3,876,151	16,475,392
Bank of Shanghai Co. Ltd., Class A	10,116,488	8,704,734
China CITIC Bank Corp. Ltd., Class A	3,647,629	2,582,262

China Construction Bank Corp., Class A	7,573,628	6,146,213
China Everbright Bank Co. Ltd., Class A	17,486,204	7,497,843
China Galaxy Securities Co. Ltd., Class A	1,271,817	1,760,452
China International Capital Corp. Ltd., Class A	882,110	5,319,429
China Life Insurance Co. Ltd., Class A	1,666,685	8,578,217
China Merchants Bank Co. Ltd., Class A	12,033,684	64,602,366
China Merchants Securities Co. Ltd., Class A	3,680,835	7,404,199
China Minsheng Banking Corp. Ltd., Class A	25,134,108	12,332,253
China Pacific Insurance Group Co. Ltd., Class A	3,368,180	13,385,776
CITIC Securities Co. Ltd., Class A	9,565,948	28,423,179
CSC Financial Co. Ltd., Class A	1,274,350	4,910,479
East Money Information Co. Ltd., Class A	10,290,464	30,975,705
Everbright Securities Co. Ltd., Class A	1,906,427	4,290,239
Founder Securities Co. Ltd., Class A	4,224,438	4,236,686
GF Securities Co. Ltd., Class A	2,831,902	6,654,094
Guosen Securities Co. Ltd., Class A	2,943,151	4,090,857
Guotai Junan Securities Co. Ltd., Class A	4,487,032	9,226,053
Haitong Securities Co. Ltd., Class A	9,502,774	12,511,116
Hithink RoyalFlush Information Network Co. Ltd., Class A	214,390	3,655,505
Hongta Securities Co. Ltd., Class A	912,710	1,124,168
Huatai Securities Co. Ltd., Class A	5,067,688	9,187,661
Huaxia Bank Co. Ltd., Class A	6,750,761	5,070,465
Industrial & Commercial Bank of China Ltd., Class A	35,186,784	21,770,711
Industrial Bank Co. Ltd., Class A	14,250,470	34,673,475
Industrial Securities Co. Ltd., Class A	6,708,636	6,206,829
New China Life Insurance Co. Ltd., Class A	794,960	3,565,387
Orient Securities Co. Ltd., Class A	5,080,605	7,456,588
People’s Insurance Co. Group of China Ltd., Class A	3,540,498	2,659,252
Ping An Bank Co. Ltd., Class A	9,409,521	18,656,978
Ping An Insurance Group Co. of China Ltd., Class A	10,536,842	73,077,230
Postal Savings Bank of China Co. Ltd., Class A	11,114,500	7,228,579
SDIC Capital Co. Ltd., Class A	2,461,949	2,493,884
Shanghai Pudong Development Bank Co. Ltd., Class A	11,840,049	12,232,142
Shenwan Hongyuan Group Co. Ltd., Class A	9,210,934	5,592,946
Zheshang Securities Co. Ltd., Class A	1,885,050	2,799,156
Zhongtai Securities Co. Ltd., Class A	2,798,075	2,806,188

(Cost $537,508,587)		563,534,797

Health Care - 7.8%
Aier Eye Hospital Group Co. Ltd., Class A	3,510,037	15,782,881
Asymchem Laboratories Tianjin Co. Ltd., Class A	200,333	4,128,102
Beijing Tongrentang Co. Ltd., Class A	685,596	4,829,856
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd., Class A	180,165	3,287,110
Bloomage Biotechnology Corp. Ltd., Class A	95,670	1,745,499
Changchun High & New Technology Industry Group, Inc., Class A	314,221	8,920,000
Chongqing Zhifei Biological Products Co. Ltd., Class A	782,043	10,089,135
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class A	739,661	3,359,943
Guangzhou Kingmed Diagnostics Group Co. Ltd., Class A	276,865	3,357,509
Hangzhou Tigermed Consulting Co. Ltd., Class A	513,382	8,528,974
Huadong Medicine Co. Ltd., Class A	870,680	6,019,723
Hualan Biological Engineering, Inc., Class A	1,081,280	3,452,392
Imeik Technology Development Co. Ltd., Class A	106,705	9,034,961
Jafron Biomedical Co. Ltd., Class A	468,124	2,183,054
Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	4,381,439	27,423,987
Ovctek China, Inc., Class A	425,250	2,107,939
Pharmaron Beijing Co. Ltd., Class A	480,242	4,130,170
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	1,237,135	5,998,899
Shanghai RAAS Blood Products Co. Ltd., Class A	4,809,920	4,290,956
Shenzhen Kangtai Biological Products Co. Ltd., Class A	632,217	3,157,515
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	480,891	21,728,439
Topchoice Medical Corp., Class A*	216,492	4,549,545
Walvax Biotechnology Co. Ltd., Class A	1,575,316	8,674,625
WuXi AppTec Co. Ltd., Class A	2,003,206	23,831,460
Yunnan Baiyao Group Co. Ltd., Class A	765,564	6,267,847
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	298,922	13,278,875
Zhejiang NHU Co. Ltd., Class A	1,806,281	4,930,344

(Cost $195,618,817)		215,089,740

Industrials - 16.2%
AECC Aviation Power Co. Ltd., Class A	1,594,236	10,529,067
Air China Ltd., Class A*	3,561,337	5,693,138
Beijing New Building Materials PLC, Class A	989,577	4,284,463
Beijing-Shanghai High Speed Railway Co. Ltd., Class A	25,238,783	17,976,212
China CSSC Holdings Ltd., Class A	1,833,626	6,303,060

China Eastern Airlines Corp. Ltd., Class A*	5,538,524	4,327,314
China Energy Engineering Corp. Ltd., Class A	14,551,477	4,983,203
China National Chemical Engineering Co. Ltd., Class A	3,708,802	4,813,541
China Railway Group Ltd., Class A	11,013,066	9,571,274
China Southern Airlines Co. Ltd., Class A*	5,456,266	6,202,220
China State Construction Engineering Corp. Ltd., Class A	21,568,820	17,441,638
Contemporary Amperex Technology Co. Ltd., Class A	1,429,093	83,053,687
COSCO SHIPPING Holdings Co. Ltd., Class A	6,296,496	9,766,574
CRRC Corp. Ltd., Class A	13,699,899	11,236,131
Daqin Railway Co. Ltd., Class A	6,750,628	6,595,360
Eve Energy Co. Ltd., Class A	1,202,273	12,576,566
Ginlong Technologies Co. Ltd., Class A*	199,919	4,567,456
Gongniu Group Co. Ltd., Class A	95,959	2,249,217
Gotion High-tech Co. Ltd., Class A	1,063,356	4,524,333
Han’s Laser Technology Industry Group Co. Ltd., Class A	849,829	3,588,923
Jiangsu Hengli Hydraulic Co. Ltd., Class A	539,020	5,346,884
Metallurgical Corp. of China Ltd., Class A	7,970,409	3,910,745
Ming Yang Smart Energy Group Ltd., Class A	1,605,960	5,867,080
NARI Technology Co. Ltd., Class A	3,394,276	12,820,384
Ningbo Deye Technology Co. Ltd., Class A	98,100	4,670,790
Ningbo Ronbay New Energy Technology Co. Ltd., Class A	265,486	2,755,384
Power Construction Corp. of China Ltd., Class A	6,992,228	7,223,782
Sany Heavy Industry Co. Ltd., Class A	5,937,237	16,000,986
SF Holding Co. Ltd., Class A	2,404,791	18,660,889
Shanghai International Airport Co. Ltd., Class A*	1,005,673	8,485,459
Shanghai International Port Group Co. Ltd., Class A	3,537,647	2,708,013
Shanghai M&G Stationery, Inc., Class A	405,878	3,164,164
Shenzhen Inovance Technology Co. Ltd., Class A	1,869,471	19,717,292
Sichuan Road & Bridge Group Co. Ltd., Class A	1,975,900	3,613,558
Spring Airlines Co. Ltd., Class A*	399,795	3,548,761
Sungrow Power Supply Co. Ltd., Class A	1,021,300	17,575,557
Sunwoda Electronic Co. Ltd., Class A	1,272,658	3,959,059
Suzhou Maxwell Technologies Co. Ltd., Class A	89,245	4,714,421
TBEA Co. Ltd., Class A	3,799,711	11,787,559
Weichai Power Co. Ltd., Class A	5,519,134	9,879,066
Wuxi Lead Intelligent Equipment Co. Ltd., Class A	1,099,960	6,884,791
Wuxi Shangji Automation Co. Ltd., Class A	205,116	3,278,090
XCMG Construction Machinery Co. Ltd., Class A	6,755,687	6,901,642
Xinjiang Goldwind Science & Technology Co. Ltd., Class A	2,863,724	4,680,951
YTO Express Group Co. Ltd., Class A	1,709,644	4,464,850
Yunda Holding Co. Ltd., Class A	1,399,335	2,569,195
Zhejiang Chint Electrics Co. Ltd., Class A	1,056,592	4,560,927
Zhejiang Sanhua Intelligent Controls Co. Ltd., Class A	2,131,001	7,834,280
Zhuzhou CRRC Times Electric Co. Ltd., Class A	271,806	2,023,923
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class A	5,666,853	5,471,281

(Cost $429,677,444)		445,363,140

Information Technology - 15.5%
360 Security Technology, Inc., Class A	3,612,768	5,609,008
Advanced Micro-Fabrication Equipment Inc China, Class A*	447,211	6,775,876
Avary Holding Shenzhen Co. Ltd., Class A	852,759	3,489,638
Beijing Kingsoft Office Software, Inc., Class A	187,682	7,858,510
BOE Technology Group Co. Ltd., Class A	39,135,625	23,481,882
Chaozhou Three-Circle Group Co. Ltd., Class A	1,482,458	6,795,990
China Resources Microelectronics Ltd., Class A	655,056	5,107,662
China Zhenhua Group Science & Technology Co. Ltd., Class A	405,100	6,062,059
Flat Glass Group Co. Ltd., Class A	570,258	2,834,941
Foxconn Industrial Internet Co. Ltd., Class A	5,423,431	7,491,520
GigaDevice Semiconductor, Inc., Class A	677,301	10,222,105
Glodon Co. Ltd., Class A	982,000	8,489,185
GoerTek, Inc., Class A	2,405,991	7,460,464
Guangzhou Shiyuan Electronic Technology Co. Ltd., Class A	409,553	4,050,831
Hangzhou First Applied Material Co. Ltd., Class A	561,707	5,551,725
Hangzhou Silan Microelectronics Co. Ltd., Class A	942,727	4,572,664
Hundsun Technologies, Inc., Class A	1,549,974	9,902,206
Iflytek Co. Ltd., Class A	1,933,795	13,450,600
Ingenic Semiconductor Co. Ltd., Class A	273,422	2,978,200
Inspur Electronic Information Industry Co. Ltd., Class A	1,199,675	6,732,134
JA Solar Technology Co. Ltd., Class A	970,250	8,532,800

JCET Group Co. Ltd., Class A	1,654,364	6,698,534
Lens Technology Co. Ltd., Class A	2,315,987	4,248,845
Lingyi iTech Guangdong Co., Class A*	3,872,404	3,192,713
LONGi Green Energy Technology Co. Ltd., Class A	6,003,251	38,214,325
Luxshare Precision Industry Co. Ltd., Class A	4,938,325	21,274,336
Maxscend Microelectronics Co. Ltd., Class A	330,138	5,572,090
Montage Technology Co. Ltd., Class A	831,502	6,911,785
National Silicon Industry Group Co. Ltd., Class A*	1,427,058	4,125,211
NAURA Technology Group Co. Ltd., Class A	269,721	9,052,342
Ninestar Corp., Class A	926,131	7,193,328
Qi An Xin Technology Group, Inc., Class A*	294,923	3,227,673
Sangfor Technologies, Inc., Class A	256,015	5,261,130
SG Micro Corp., Class A	261,977	5,921,562
Shanghai Baosight Software Co. Ltd., Class A	689,430	4,909,443
Shengyi Technology Co. Ltd., Class A	1,745,181	4,552,635
Shennan Circuits Co. Ltd., Class A	304,552	3,499,575
Shenzhen Transsion Holdings Co. Ltd., Class A	338,894	3,934,181
StarPower Semiconductor Ltd., Class A	80,400	3,412,851
TCL Zhonghuan Renewable Energy Technology Co. Ltd., Class A	2,607,856	16,379,190
Thunder Software Technology Co. Ltd., Class A	326,003	4,484,397
Tongwei Co. Ltd., Class A	2,619,389	15,792,053
Trina Solar Co. Ltd., Class A	1,093,405	9,707,128
Unigroup Guoxin Microelectronics Co. Ltd., Class A	704,854	11,247,482
Unisplendour Corp. Ltd., Class A	2,132,486	7,793,714
Will Semiconductor Co. Ltd. Shanghai, Class A	752,068	9,300,955
Wingtech Technology Co. Ltd., Class A	767,826	5,951,608
Wuhan Guide Infrared Co. Ltd., Class A	1,676,809	2,878,384
Xinjiang Daqo New Energy Co. Ltd., Class A	352,050	2,427,931
Yealink Network Technology Corp. Ltd., Class A	492,823	4,726,239
Yonyou Network Technology Co. Ltd., Class A	2,105,074	7,051,393
Zhejiang Dahua Technology Co. Ltd., Class A	2,218,159	4,627,914
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A	697,372	6,883,562
ZTE Corp., Class A	3,368,825	15,627,807

(Cost $384,770,376)		423,532,316

Materials - 9.8%
Aluminum Corp. of China Ltd., Class A	7,735,567	6,155,196
Anhui Conch Cement Co. Ltd., Class A	2,405,816	10,620,435
Baoshan Iron & Steel Co. Ltd., Class A	9,227,109	8,736,070
Beijing Oriental Yuhong Waterproof Technology Co. Ltd., Class A	1,982,216	9,817,172
Cathay Biotech, Inc., Class A	173,553	1,630,934
China Jushi Co. Ltd., Class A	2,466,409	5,376,533
China Northern Rare Earth Group High-Tech Co. Ltd., Class A	2,129,071	8,899,403
Citic Pacific Special Steel Group Co. Ltd., Class A	1,042,352	3,061,132
CMOC Group Ltd., Class A	7,056,085	5,990,187
CNGR Advanced Material Co. Ltd., Class A	189,600	1,920,866
Ganfeng Lithium Group Co. Ltd., Class A	1,106,787	11,529,944
Guangzhou Tinci Materials Technology Co. Ltd., Class A	1,138,938	7,372,939
Hengli Petrochemical Co. Ltd., Class A	2,091,983	5,312,848
Hoshine Silicon Industry Co. Ltd., Class A	229,508	3,235,967
Huafon Chemical Co. Ltd., Class A	2,065,802	2,425,512
Inner Mongolia BaoTou Steel Union Co. Ltd., Class A	22,828,727	6,733,799
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A	3,423,173	2,177,087
Jiangsu Eastern Shenghong Co. Ltd., Class A	1,916,200	4,281,903
Jiangxi Copper Co. Ltd., Class A	1,122,401	3,168,631
LB Group Co. Ltd., Class A	1,405,250	4,430,172
Ningbo Shanshan Co. Ltd., Class A	1,076,400	2,767,724
Ningxia Baofeng Energy Group Co. Ltd., Class A	2,175,174	4,945,106
Qinghai Salt Lake Industry Co. Ltd., Class A*	5,307,185	18,938,277
Rongsheng Petrochemical Co. Ltd., Class A	2,975,637	5,792,984
Satellite Chemical Co. Ltd., Class A	1,631,639	4,087,403
Shandong Gold Mining Co. Ltd., Class A	1,959,966	5,352,655
Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	1,507,538	7,837,198
Shandong Nanshan Aluminum Co. Ltd., Class A	6,977,990	3,624,617
Shanghai Putailai New Energy Technology Co. Ltd., Class A	690,951	4,999,810
Shanxi Meijin Energy Co. Ltd., Class A	2,578,867	3,491,750
Shenzhen Dynanonic Co. Ltd., Class A	119,100	3,880,516
Tianqi Lithium Corp., Class A*	1,007,587	11,886,883
Wanhua Chemical Group Co. Ltd., Class A	1,866,514	28,001,000
Xinjiang Tianshan Cement Co. Ltd., Class A	682,551	957,557

YongXing Special Materials Technology Co. Ltd., Class A	202,800	2,679,936
Yunnan Energy New Material Co. Ltd., Class A	525,574	9,502,886
Zangge Mining Co. Ltd., Class A	628,801	2,525,210
Zhejiang Huayou Cobalt Co. Ltd., Class A	1,246,536	10,600,269
Zijin Mining Group Co. Ltd., Class A	14,129,362	23,197,050

(Cost $238,999,648)		267,945,561

Real Estate - 1.7%
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	3,099,624	6,614,161
China Vanke Co. Ltd., Class A	6,679,049	16,472,140
Gemdale Corp., Class A	3,017,136	4,198,034
Greenland Holdings Corp. Ltd., Class A*	3,649,246	1,638,258
Poly Developments and Holdings Group Co. Ltd., Class A	7,053,792	15,315,686
Seazen Holdings Co. Ltd., Class A*	817,343	2,298,018

(Cost $45,402,698)		46,536,297

Utilities - 2.8%
CGN Power Co. Ltd., Class A	8,778,379	3,448,273
China Longyuan Power Group Corp. Ltd., Class A	106,100	279,988
China National Nuclear Power Co. Ltd., Class A	9,465,901	8,253,899
China Three Gorges Renewables Group Co. Ltd., Class A	8,691,200	6,990,627
China Yangtze Power Co. Ltd., Class A	11,360,495	34,588,959
ENN Natural Gas Co. Ltd., Class A	936,200	2,601,210
GD Power Development Co. Ltd., Class A*	9,019,153	5,100,149
Huaneng Lancang River Hydropower, Inc., Class A	2,279,500	2,328,748
Huaneng Power International, Inc., Class A*	4,351,442	5,115,402
SDIC Power Holdings Co. Ltd., Class A	3,342,366	5,208,432
Sichuan Chuantou Energy Co. Ltd., Class A	2,116,867	3,953,601

(Cost $70,476,643)		77,869,288

TOTAL COMMON STOCKS (Cost $2,429,081,485)		2,737,937,223

TOTAL INVESTMENTS - 99.9% (Cost $2,429,081,485)		$2,737,937,223
Other assets and liabilities, net - 0.1%		3,218,153

NET ASSETS - 100.0%		$2,741,155,376

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

*	Non-income producing security.

JSC:	Joint Stock Company

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2023 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$2,737,937,223	$—	$—	$2,737,937,223

TOTAL	$2,737,937,223	$—	$—	$2,737,937,223

(a)	See Schedule of Investments for additional detailed categorizations.

OBTAIN A FUND PROSPECTUS

To obtain a summary prospectus, or prospectus, download one from www.Xtrackers.com, talk to your financial representative or call (855) 329-3837. Investing involves risk, including the possible loss of principal. We advise you to carefully consider the product’s objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest. Xtrackers ETFs (“ETFs”) are managed by DBX Advisors LLC (the “Adviser”), and distributed by ALPS Distributors, Inc. (“ALPS”). The Adviser is a subsidiary of DWS Group GmbH & Co. KGaA, and is not affiliated with ALPS. Shares are not individually redeemable, and owners of Shares may acquire those Shares from the Fund, or tender such Shares for redemption to the Fund, in Creation Units only.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.

NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE

ASHR-PH3

R-089711-1 (5/24) DBX005195 (5/24)